Sales and marketing expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Sales and marketing expenses
Consulting	$ 92,599	$ 115,273	$ 179,599	$ 190,170
Marketing	962,312	93,142	1,945,728	128,941
Salaries	1,102,999	89,034	1,834,954	238,749
Total sales and marketing expenses	$ 2,157,910	$ 297,449	$ 3,960,281	$ 557,860